U.S. SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20594

                        FORM 24F-2
             ANNUAL NOTICE OF SECURITIES SOLD
                    PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
PLEASE PRINT OR TYPE.

1. NAME AND ADDRESS OF ISSUER:
 Endowments
 P.O. Box 7650
 San Francisco, CA  94120

2. NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes:

      Bond Portfolio   _

3. INVESTMENT COMPANY ACT FILE NUMBER: 811-1884
 SECURITIES ACT FILE NUMBER:  2-34371

4(A). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED: July 31, 2002

4(B)._ CHECK BOX IF THIS NOTICE IS BEING FILED LATE (I.E., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR). (SEE INSTRUCTION A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(C)._  CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.

5. CALCULATION OF REGISTRATION FEE:

(i)      Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):                $13,437,000

(ii)     Aggregate price of securities redeemed or
         repurchased during the fiscal year:                        $7,518,000

(iii)    Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending no
         earlier than October 11, 1995 that were not
         previously used to reduce registration fees payable
         to the Commission:                                         $4,088,504

(iv)     Total available redemption credits [add items
         5(ii) and 5(iii):                                         $11,606,504

(v)      Net sales -- if Item 5(i) is greater than
         Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:           $1,830,496

(vi)     Redemption credits available for use in future
         years if item 5(i) is less than Item 5(iv) [subtract
         Item 5(iv) from Item 5(i)]:                                     $(   )

(vii)    Multiplier for determining registration fee
         (See Instruction C.9):                                       x .000092

(viii)   Registration fee due [multiply Item 5(v) by
         Item 5(vii)] (enter "0" if no fee is due):                     $168.41

6. PREPAID SHARES
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: = $168.41

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

CIK # 0000013083   September 9, 2002

 Method of delivery:
   x Wire transfer
   _ Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)* /S/ Patrick F. Quan
                            Patrick F. Quan
                            Vice President and Secretary

Date  September 9, 2002

* Please print the name and title of the signing officer below the signature.